Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt

In millions		Maturity	US dollar-denominated amount		December 31,	2020	2019
Notes and debentures (1)
Canadian National series:
2.40%	2-year notes (2)	Feb 3, 2020	US$	300		$—	$390
2.75%	7-year notes (2)	Feb 18, 2021				250	250
2.85%	10-year notes (2)	Dec 15, 2021	US$	400		509	520
2.25%	10-year notes (2)	Nov 15, 2022	US$	250		318	325
7.63%	30-year debentures	May 15, 2023	US$	150		191	195
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		445	455
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		636	649
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		604	617
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		255	260
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		636	649
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		573	585
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		318	325
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		382	390
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		318	325
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		318	325
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		827	844
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		764	779
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		827	844
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		764	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		159	162
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						13,336	13,131
Other
Commercial paper						56	1,277
Accounts receivable securitization						—	200
Finance leases						74	134
Equipment loans and other (4)						402	4
Total debt, gross						13,868	14,746
Net unamortized discount and debt issuance costs (3)						(962)	(950)
Total debt (5)						12,906	13,796
Less: Current portion of long-term debt						910	1,930
Total long-term debt						$11,996	$11,866
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2020, these notes were recorded as a discounted debt of $13 million (2019 - $12 million) using an imputed interest rate of 5.75% (2019 - 5.75%). The discount of $829 million (2019 - $830 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $368 million of equipment loan under the non-revolving credit facility and $34 million of other equipment loans payable monthly at a weighed average interest rate of 2.00%.
(5)See Note 22 - Financial instruments for the fair value of debt.
Notes and debentures
For the year ended December 31, 2020, the Company issued and repaid the following:
•On May 1, 2020, issuance of US$600 million ($837 million) 2.45% Notes due 2050 in the U.S. capital markets, which resulted in net proceeds of $810 million; and
•On February 3, 2020, repayment of US$300 million ($397 million) 2.40% Notes due 2020 upon maturity.

For the year ended December 31, 2019, the Company issued the following:
•On November 1, 2019, issuance of $450 million 3.05% Notes due 2050 in the Canadian capital markets, which resulted in net proceeds of $443 million; and
•On February 8, 2019, issuance of $350 million 3.00% Notes due 2029 and $450 million 3.60% Notes due 2049 in the Canadian capital markets, which resulted in total net proceeds of $790 million.

Revolving credit facilities
The Company has an unsecured revolving credit facility with a consortium of lenders, which is available for general corporate purposes, including backstopping the Company's commercial paper programs. The Company's revolving credit facility of $2.0 billion consists of a $1.0 billion tranche maturing on May 5, 2022 and a $1.0 billion tranche maturing on May 5, 2024. Subject to the consent of the individual lenders, the Company has the option to increase the facility by an additional $500 million during its term and to request an extension once a year to maintain the tenors of three years and five years of the respective tranches. The credit facility provides for borrowings at various benchmark interest rates, plus applicable margins, based on CN's debt credit ratings. In 2020, the Company borrowed $100 million and repaid $100 million on this facility. As at December 31, 2020 and 2019, the Company had no outstanding borrowings under this revolving credit facility.
On March 27, 2020, the Company entered into a $250 million one year revolving credit facility agreement. The credit facility is available for working capital and general corporate purposes and provides for borrowings at various interest rates, plus a margin. On May 19, 2020, the Company entered into a supplement to the original agreement to increase the credit facility to $390 million. As at December 31, 2020, the Company had no outstanding borrowings under this revolving credit facility and there were no draws in 2020.
Both credit facility agreements have one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance.

Non-revolving credit facility
The Company has a US$300 million, non-revolving term loan credit facility agreement for financing or refinancing the purchase of equipment, which was available to be drawn upon through March 31, 2020. On March 27, 2020, the Company entered into loan supplements to the original agreement for an additional principal amount of US$310 million, which is available to be drawn through March 31, 2021.Term loans made under this facility have a tenor of 20 years, bear interest at a variable rate, are repayable in equal quarterly instalments, are prepayable at any time without penalty, and are secured by rolling stock.
On February 3, 2020, the Company issued a US$300 million ($397 million) equipment loan under this facility and repaid US$11 million ($15 million) in 2020.
As at December 31, 2020, the Company had outstanding borrowings of US$289 million ($368 million), at an interest rate of 0.87% and had US$310 million available under this non-revolving term loan facility. As at December 31, 2019, the Company had no outstanding borrowings and had US$300 million available under this non-revolving term loan facility.

Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's revolving credit facility. The maximum aggregate principal amount of commercial paper that could be issued is $2.0 billion, or the US dollar equivalent, on a combined basis.
As at December 31, 2020 and 2019, the Company had total commercial paper borrowings of US$44 million ($56 million) and US$983 million ($1,277 million), respectively, at a weighted-average interest rate of 0.13% and 1.77%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper:

In millions	Year ended December 31,	2020	2019	2018
Commercial paper with maturities less than 90 days
Issuance		$5,315	$5,069	$8,292
Repayment		(6,076)	(5,141)	(8,442)
Change in commercial paper with maturities less than 90 days, net		$(761)	$(72)	$(150)
Commercial paper with maturities of 90 days or greater
Issuance		$736	$2,115	$1,135
Repayment		(1,248)	(1,902)	(886)
Change in commercial paper with maturities of 90 days or greater, net		$(512)	$213	$249
Change in commercial paper, net		$(1,273)	$141	$99

Accounts receivable securitization program
The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On February 27, 2020, the Company extended the term of its agreement by two years to February 1, 2023.
As at December 31, 2020, the Company had no borrowings under the accounts receivable securitization program. As at December 31, 2019, the Company had borrowings under the accounts receivable securitization program of $200 million at a weighted-average interest rate of 1.90%, secured by and limited to $224 million of accounts receivable, presented in Current portion of long-term debt on the Consolidated Balance Sheets.
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program:

In millions	Year ended December 31,	2020	2019	2018
Beginning of year		$200	$—	$421
Proceeds received		450	420	530
Repayment		(650)	(220)	(950)
Foreign exchange		—	—	(1)
End of year		$—	$200	$—

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On June 11, 2020, the Company extended the maturity date of certain committed bilateral letter of credit facility agreements to April 28, 2023. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued.
As at December 31, 2020, the Company had outstanding letters of credit of $421 million (2019 - $424 million) under the committed facilities from a total available amount of $492 million (2019 - $459 million) and $165 million (2019 - $149 million) under the uncommitted facilities.
As at December 31, 2020, included in Restricted cash and cash equivalents was $424 million (2019 - $429 million) and $100 million (2019 - $90 million) which were pledged as collateral under the committed and uncommitted bilateral letter of credit facilities, respectively.
Debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2020, for the next five years and thereafter:

In millions	Debt (1)
2021	$840
2022	329
2023	203
2024	459
2025	364
2026 and thereafter	10,637
Total	12,832
Finance lease liabilities (2)	74
Total debt	$12,906
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 - Leases for maturities of finance lease liabilities.

Amount of US dollar-denominated debt

In millions	December 31,		2020		2019
Notes and debentures		US$	6,950	US$	6,650
Commercial paper			44		983
Finance lease liabilities			50		74
Equipment loans and other			314		—
Total amount of US dollar-denominated debt in US$		US$	7,358	US$	7,707
Total amount of US dollar-denominated debt in C$			$9,363		$10,011